Submission	May 29, 2026
Submission [Line Items]
Central Index Key	0001978954
Registrant Name	BBB Foods Inc.
Registration File Number	333-296270
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A